Depreciation Amortization and Impairment - Schedule of Cash Flows (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Chile [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	12.55%	13.22%
Recoverable amount/Carrying value	145.80%	126.50%
Colombia [member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Discount rates	16.90%	18.08%
Recoverable amount/Carrying value	134.43%	111.90%